Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt
Long-term debt is listed below:

December 31,	2012		2011
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2012	$—	—%	$15,500	2.09%
2013	75,500	1.11%	75,500	1.11%
2014	75,500	1.61%	75,500	1.61%
2015	51,000	2.00%	51,000	2.00%
2016	1,000	2.05%	1,000	2.05%
2017	51,000	3.37%	51,000	3.37%
Thereafter	252,259	2.94%	252,314	2.94%
Total	$506,259	2.42%	521,814	2.41%
Total broker repurchase agreements by year of maturity:
2016	$—	—%	$75,000	4.05%
2017	300,000	1.75%	225,000	4.03%
Total	$300,000	1.75%	$300,000	4.04%
Other borrowings by year of maturity:
2012	$—	—%	$69	7.97%
2013	—	—%	74	7.97%
2014	—	—%	81	7.97%
2015	—	—%	87	7.97%
2016	—	—%	94	7.97%
2017	—	—%	102	7.97%
Thereafter	—	—%	861	7.97%
Total	$—	—%	$1,368	7.97%
Total combined long-term debt by year of maturity:
2012	$—	—%	$15,569	2.12%
2013	75,500	1.11%	75,574	1.11%
2014	75,500	1.61%	75,581	1.62%
2015	51,000	2.00%	51,087	2.01%
2016	1,000	2.05%	76,094	4.03%
2017	351,000	1.99%	276,102	3.91%
Thereafter	252,259	2.94%	253,175	2.96%
Total	$806,259	2.17%	$823,182	3.01%
Prepayment penalty	(24,601)		$—
Total Long-term debt	$781,658	2.87%	$823,182	3.01%

On November 30, 2012, Park restructured $300 million in repurchase agreements at a rate of 1.75%. As part of this restructure, Park paid a prepayment penalty of $25 million. The penalty is being amortized as an adjustment to interest expense over the remaining term of the repurchase agreements using the effective interest method, resulting in an effective interest rate of 3.4%. Of the $25 million prepayment penalty $24.6 million remained to be amortized as of December 31, 2012. The remaining amortization will be $4.8 million in 2013, $4.9 million in 2014, $5.0 million in 2015, $5.1 million in 2016 and $4.8 million in 2017.

Other borrowings as of December 31, 2011 consisted of a capital lease obligation of $1.4 million pertaining to an arrangement that was part of the acquisition of Vision on March 9, 2007 and its associated minimum lease payments. This capital lease was assumed by Centennial Bank in connection with their acquisition of Vision's branches on February 16, 2012.

Park had approximately $252.3 million of long-term debt at December 31, 2012 with a contractual maturity longer than five years. However, approximately $250 million of this debt is callable by the issuer in 2013.

At December 31, 2012 and 2011, FHLB advances were collateralized by investment securities owned by the Corporation’s banking divisions and by various loans pledged under a blanket agreement by the Corporation’s banking divisions.

See Note 4 of these Notes to Consolidated Financial Statements for the amount of investment securities that are pledged. See Note 9 of these Notes to Consolidated Financial Statements for the amount of commercial real estate and residential mortgage loans that are pledged to the FHLB.